Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2015
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 11: FAIR VALUE OF FINANCIAL INSTRUMENTS
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Restricted Cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Investments in available-for-sale securities: The carrying amount of the investments in available-for-sale securities reported in the balance sheet represents unrealized gains and losses on these securities, which are reflected directly in equity unless an unrealized loss is considered “other-than-temporary,” in which case it is transferred to the statements of comprehensive income/ (loss).
Other long-term debt, net of deferred finance costs: As a result of the adoption of ASU 2015-03, the book value has been adjusted to reflect the net presentation of deferred financing costs. The outstanding balance of the floating rate loans continue to approximate its fair value, excluding the effect of any deferred finance costs.
Ship Mortgage Notes and premiums: The fair value of the 2021 Notes, which has a fixed rate, was determined based on quoted market prices, as indicated in the table below.

	June 30, 2015		December 31, 2014
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$73,797	$73,797	$54,493	$54,493
Restricted cash	$6,849	$6,849	$6,669	$6,669
Investments in available-for-sale securities	$19,274	$19,274	$15,099	$15,099
Ship mortgage notes and premium	$671,712	$666,235	$671,810	$657,860
Other long-term debt, net of deferred finance costs	$434,056	$454,277	$470,192	$492,522
Loans receivable from affiliates	$11,464	$11,464	$7,791	$7,791
Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of June 30, 2015.

	Fair Value Measurements at June 30, 2015 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$73,797	$73,797	$—		$—
Restricted cash	$6,849	$6,849	$—		$—
Ship mortgage notes	$666,235	$666,235	$—		$—
Other long-term debt(1)	$454,277	$—	$454,277	(1)	$—
Loans receivable from affiliates	$11,464	$—	$11,464	(1)	$—

	Fair Value Measurements at December 31, 2014 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$54,493	$54,493	$—		$—
Restricted cash	$6,669	$6,669	$—		$—
Ship mortgage notes	$657,860	$657,860	$—		$—
Other long-term debt(1)	$492,522	$—	$492,522	(1)	$—
Loans receivable from affiliates	$7,791	$—	$7,791	(1)	$—

(1	)The fair value of the Company's other long-term debt and due to related parties, long-term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.
The following table presents the Company's assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

	Fair Value Measurements as of June 30, 2015 Using
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$19,274	$19,274	$—	$—

	Fair Value Measurements as of December 31, 2014 Using
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$15,099	$15,099	$—	$—